Document and Entity Information	0 Months Ended
Apr. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2013
Registrant Name	UBS MONEY SERIES
Central Index Key	0001060517
Amendment Flag	false
Document Creation Date	Aug. 28, 2013
Document Effective Date	Aug. 28, 2013
Prospectus Date	Aug. 28, 2013
UBS Select Prime Institutional Fund | UBS Select Prime Institutional Fund
Risk/Return:
Trading Symbol	SELXX
UBS Select Treasury Institutional Fund | UBS Select Treasury Institutional Fund
Risk/Return:
Trading Symbol	SETXX
UBS Select Tax-Free Institutional Fund | UBS Select Tax-Free Institutional Fund
Risk/Return:
Trading Symbol	STFXX
UBS Select Prime Preferred Fund | UBS Select Prime Preferred Fund
Risk/Return:
Trading Symbol	SPPXX
UBS Select Treasury Preferred Fund | UBS Select Treasury Preferred Fund
Risk/Return:
Trading Symbol	STPXX
UBS Select Tax-Free Preferred Fund | UBS Select Tax-Free Preferred Fund
Risk/Return:
Trading Symbol	SFPXX
UBS Select Prime Investor Fund | UBS Select Prime Investor Fund
Risk/Return:
Trading Symbol	SPIXX
UBS Select Treasury Investor Fund | UBS Select Treasury Investor Fund
Risk/Return:
Trading Symbol	STRXX
UBS Select Tax-Free Investor Fund | UBS Select Tax-Free Investor Fund
Risk/Return:
Trading Symbol	SFRXX
UBS Select Prime Capital Fund | UBS Select Prime Capital Fund
Risk/Return:
Trading Symbol	SPCXX
UBS Select Treasury Capital Fund | UBS Select Treasury Capital Fund
Risk/Return:
Trading Symbol	STCXX
UBS Select Tax-Free Capital Fund | UBS Select Tax-Free Capital Fund
Risk/Return:
Trading Symbol	STEXX